Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HOMESTEAD FUNDS INC
Entity Central Index Key	0000865733
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000029057
Shareholder Report [Line Items]
Fund Name	Daily Income Fund
Trading Symbol	HDIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Daily Income Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Income Fund	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Average Annual Return [Table Text Block]

Fund Performance

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Daily Income Fund	3.77%	2.83%	1.70%

The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

To obtain the most recent month-end returns, please visit https://www.homesteadadvisers.com/homestead-funds/performance-prices/ or call 800.258.3030.

AssetsNet	$ 216,772,791
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 884,114
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of December 31, 2025.

  Fund Net Assets$216,772,791
  Total Number of Portfolio Holdings84
  Management Fees$884,114
  7-Day Yield3.20%
  Weighted Average Maturity (Days)25

Holdings [Text Block]

SECURITY DIVERSIFICATION

Repurchase Agreements	55.4%
U.S. Government and Agency Obligations	43.9%
Money Market FundFootnote Reference*	0.5%
Other Assets less Liabilities	0.2%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

C000029058
Shareholder Report [Line Items]
Fund Name	Short-Term Government Securities Fund
Trading Symbol	HOSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short-Term Government Securities Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Government Securities Fund	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund returned 5.34% for the one-year period ended December 31, 2025, trailing its performance benchmark, the ICE BofA 1-5 Year U.S. Treasury Index, which returned 5.74%.

Contributors to the Fund’s performance included its overweight allocations to collateralized mortgage obligations (CMOs), agency securities, and mortgage-backed securities (MBS), which represent off-benchmark allocations relative to the Fund’s Treasury-only performance benchmark. These securities are backed by the full faith and credit of the U.S. government and provided incremental yield relative to U.S. Treasuries, contributing positively to income generation during the period.

Detracting from performance was the Fund’s underweight position in U.S. Treasuries, which served as the primary funding source for allocations to other government-related sectors and resulted in relative underperformance during periods when Treasury returns outpaced those sectors.

The team continued its active management of the Fund’s duration relative to the performance benchmark, maintaining duration near the benchmark while emphasizing active yield-curve positioning during a period in which the Federal Reserve reduced policy rates in the second half of the year. The Fund also maintained overweight allocations to CMOs, agency securities, and MBS, consistent with its objective of enhancing income through government-related sectors.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.

Growth of $10,000

	Short-Term Government Securities Fund	Regulatory Benchmark - Bloomberg U.S. Aggregate Index	Performance Benchmark - ICE BofA 1-5 Year U.S. Treasury Index
12/15	$10,000	$10,000	$10,000
1/16	$10,084	$10,138	$10,107
2/16	$10,091	$10,210	$10,133
3/16	$10,117	$10,303	$10,157
4/16	$10,104	$10,343	$10,156
5/16	$10,090	$10,345	$10,141
6/16	$10,154	$10,531	$10,239
7/16	$10,140	$10,598	$10,234
8/16	$10,127	$10,586	$10,203
9/16	$10,154	$10,580	$10,220
10/16	$10,141	$10,499	$10,200
11/16	$10,070	$10,250	$10,106
12/16	$10,045	$10,265	$10,108
1/17	$10,059	$10,285	$10,126
2/17	$10,084	$10,354	$10,141
3/17	$10,093	$10,349	$10,146
4/17	$10,102	$10,428	$10,177
5/17	$10,129	$10,509	$10,200
6/17	$10,118	$10,498	$10,185
7/17	$10,146	$10,543	$10,213
8/17	$10,193	$10,638	$10,248
9/17	$10,162	$10,587	$10,213
10/17	$10,150	$10,593	$10,204
11/17	$10,139	$10,580	$10,175
12/17	$10,133	$10,628	$10,174
1/18	$10,122	$10,506	$10,117
2/18	$10,112	$10,406	$10,104
3/18	$10,142	$10,473	$10,135
4/18	$10,113	$10,395	$10,101
5/18	$10,144	$10,469	$10,150
6/18	$10,137	$10,456	$10,148
7/18	$10,148	$10,459	$10,140
8/18	$10,163	$10,526	$10,183
9/18	$10,176	$10,458	$10,153
10/18	$10,188	$10,376	$10,167
11/18	$10,201	$10,438	$10,216
12/18	$10,254	$10,630	$10,329
1/19	$10,288	$10,742	$10,362
2/19	$10,285	$10,736	$10,366
3/19	$10,359	$10,942	$10,453
4/19	$10,373	$10,945	$10,471
5/19	$10,447	$11,139	$10,576
6/19	$10,501	$11,279	$10,644
7/19	$10,495	$11,304	$10,626
8/19	$10,608	$11,597	$10,751
9/19	$10,579	$11,535	$10,725
10/19	$10,610	$11,570	$10,759
11/19	$10,581	$11,564	$10,748
12/19	$10,599	$11,556	$10,763
1/20	$10,671	$11,778	$10,857
2/20	$10,803	$11,990	$10,983
3/20	$10,871	$11,920	$11,172
4/20	$10,917	$12,132	$11,181
5/20	$10,966	$12,188	$11,196
6/20	$10,976	$12,265	$11,204
7/20	$11,000	$12,448	$11,222
8/20	$11,023	$12,348	$11,216
9/20	$11,026	$12,341	$11,218
10/20	$11,009	$12,286	$11,204
11/20	$10,992	$12,406	$11,212
12/20	$11,036	$12,424	$11,220
1/21	$11,039	$12,334	$11,214
2/21	$11,001	$12,156	$11,172
3/21	$10,983	$12,005	$11,162
4/21	$10,986	$12,099	$11,180
5/21	$11,009	$12,139	$11,199
6/21	$10,991	$12,224	$11,174
7/21	$11,015	$12,361	$11,212
8/21	$10,996	$12,337	$11,206
9/21	$10,978	$12,231	$11,174
10/21	$10,918	$12,227	$11,121
11/21	$10,922	$12,263	$11,128
12/21	$10,906	$12,232	$11,097
1/22	$10,805	$11,968	$10,998
2/22	$10,768	$11,835	$10,950
3/22	$10,586	$11,506	$10,746
4/22	$10,490	$11,069	$10,656
5/22	$10,541	$11,141	$10,721
6/22	$10,466	$10,966	$10,659
7/22	$10,540	$11,234	$10,730
8/22	$10,405	$10,917	$10,597
9/22	$10,249	$10,445	$10,416
10/22	$10,222	$10,310	$10,396
11/22	$10,321	$10,689	$10,508
12/22	$10,316	$10,641	$10,514
1/23	$10,459	$10,968	$10,625
2/23	$10,348	$10,684	$10,498
3/23	$10,518	$10,956	$10,706
4/23	$10,560	$11,022	$10,750
5/23	$10,516	$10,902	$10,693
6/23	$10,431	$10,863	$10,613
7/23	$10,455	$10,856	$10,645
8/23	$10,479	$10,786	$10,674
9/23	$10,461	$10,512	$10,637
10/23	$10,465	$10,346	$10,648
11/23	$10,642	$10,815	$10,806
12/23	$10,798	$11,229	$10,967
1/24	$10,824	$11,198	$11,006
2/24	$10,763	$11,040	$10,926
3/24	$10,813	$11,142	$10,965
4/24	$10,734	$10,860	$10,882
5/24	$10,829	$11,044	$10,978
6/24	$10,904	$11,149	$11,055
7/24	$11,047	$11,409	$11,218
8/24	$11,144	$11,573	$11,330
9/24	$11,219	$11,728	$11,429
10/24	$11,115	$11,437	$11,307
11/24	$11,166	$11,558	$11,349
12/24	$11,130	$11,369	$11,341
1/25	$11,184	$11,430	$11,397
2/25	$11,304	$11,681	$11,508
3/25	$11,358	$11,685	$11,569
4/25	$11,455	$11,731	$11,682
5/25	$11,418	$11,647	$11,640
6/25	$11,494	$11,826	$11,726
7/25	$11,479	$11,795	$11,709
8/25	$11,603	$11,936	$11,832
9/25	$11,611	$12,067	$11,860
10/25	$11,642	$12,142	$11,904
11/25	$11,718	$12,217	$11,969
12/25	$11,724	$12,199	$11,992

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Short-Term Government Securities Fund	5.34%	1.22%	1.60%
Regulatory Benchmark - Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Performance Benchmark - ICE BofA 1-5 Year U.S. Treasury Index	5.74%	1.34%	1.83%

The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

To obtain the most recent month-end returns, please visit https://www.homesteadadvisers.com/homestead-funds/performance-prices/ or call 800.258.3030.

AssetsNet	$ 61,072,006
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 263,844
InvestmentCompanyPortfolioTurnover	501.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of December 31, 2025.

  Fund Net Assets$61,072,006
  Total Number of Portfolio Holdings94
  Portfolio Turnover501%
  Management Fees$263,844
  Weighted Average Maturity (Years)2.74

Holdings [Text Block]

SECURITY DIVERSIFICATION

U.S. Government & Agency Obligations	64.1%
Mortgage-Backed Securities	23.3%
Corporate Bonds	6.0%
Asset-Backed Securities	4.2%
Money Market FundFootnote Reference*	2.0%
Other Assets less Liabilities	0.4%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Material Fund Change [Text Block]
C000029059
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Trading Symbol	HOSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short-Term Bond Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund returned 5.85% for the one-year period ended December 31, 2025, trailing its performance benchmark, the ICE BofA 1-5 Year U.S. Corporate/Government Index, which returned 6.06%.

Key contributors to the Fund’s relative performance included allocations to asset-backed securities, financials, and collateralized mortgage obligations. In a short-duration environment, income from coupon payments was a critical driver of returns, and the Fund’s overweight positioning in these higher-income-generating sectors contributed positively to performance.

Detracting from performance were the Fund’s underweight position in U.S. Treasuries as well as its lack of exposure to supranational securities, which lagged the Fund’s benchmark exposures during the period.

The team continued its active management of duration and sector allocation relative to the performance benchmark. The portfolio maintained a neutral duration allocation, emphasizing front-end rate exposures within its short-term maturity profile. From a sector standpoint, the team reduced exposure to corporate bonds during the year, reflecting tighter credit spreads and positioning ahead of the anticipated new-issue calendar in 2026, while maintaining a focus on income generation and risk management.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.

Growth of $10,000

	Short-Term Bond Fund	Regulatory Benchmark - Bloomberg U.S. Aggregate Index	Performance Benchmark - ICE BofA 1-5 Year Corp./Gov. Index
12/15	$10,000	$10,000	$10,000
1/16	$10,050	$10,138	$10,092
2/16	$10,043	$10,210	$10,109
3/16	$10,076	$10,303	$10,161
4/16	$10,108	$10,343	$10,176
5/16	$10,121	$10,345	$10,166
6/16	$10,173	$10,531	$10,261
7/16	$10,205	$10,598	$10,270
8/16	$10,197	$10,586	$10,251
9/16	$10,211	$10,580	$10,266
10/16	$10,223	$10,499	$10,249
11/16	$10,176	$10,250	$10,155
12/16	$10,175	$10,265	$10,161
1/17	$10,207	$10,285	$10,185
2/17	$10,240	$10,354	$10,211
3/17	$10,254	$10,349	$10,218
4/17	$10,268	$10,428	$10,254
5/17	$10,282	$10,509	$10,285
6/17	$10,297	$10,498	$10,275
7/17	$10,310	$10,543	$10,311
8/17	$10,343	$10,638	$10,347
9/17	$10,338	$10,587	$10,319
10/17	$10,332	$10,593	$10,317
11/17	$10,326	$10,580	$10,288
12/17	$10,343	$10,628	$10,291
1/18	$10,338	$10,506	$10,239
2/18	$10,333	$10,406	$10,218
3/18	$10,349	$10,473	$10,240
4/18	$10,368	$10,395	$10,214
5/18	$10,385	$10,469	$10,261
6/18	$10,404	$10,456	$10,258
7/18	$10,423	$10,459	$10,262
8/18	$10,461	$10,526	$10,308
9/18	$10,460	$10,458	$10,286
10/18	$10,478	$10,376	$10,293
11/18	$10,495	$10,438	$10,329
12/18	$10,517	$10,630	$10,435
1/19	$10,557	$10,742	$10,492
2/19	$10,576	$10,736	$10,509
3/19	$10,658	$10,942	$10,605
4/19	$10,677	$10,945	$10,631
5/19	$10,758	$11,139	$10,728
6/19	$10,817	$11,279	$10,808
7/19	$10,814	$11,304	$10,802
8/19	$10,912	$11,597	$10,925
9/19	$10,906	$11,535	$10,907
10/19	$10,940	$11,570	$10,947
11/19	$10,911	$11,564	$10,942
12/19	$10,928	$11,556	$10,966
1/20	$11,024	$11,778	$11,061
2/20	$11,120	$11,990	$11,174
3/20	$11,066	$11,920	$11,180
4/20	$11,201	$12,132	$11,280
5/20	$11,295	$12,188	$11,340
6/20	$11,381	$12,265	$11,385
7/20	$11,432	$12,448	$11,427
8/20	$11,440	$12,348	$11,434
9/20	$11,426	$12,341	$11,433
10/20	$11,433	$12,286	$11,429
11/20	$11,481	$12,406	$11,456
12/20	$11,520	$12,424	$11,475
1/21	$11,525	$12,334	$11,471
2/21	$11,487	$12,156	$11,429
3/21	$11,448	$12,005	$11,416
4/21	$11,496	$12,099	$11,443
5/21	$11,521	$12,139	$11,470
6/21	$11,506	$12,224	$11,450
7/21	$11,531	$12,361	$11,490
8/21	$11,512	$12,337	$11,485
9/21	$11,494	$12,231	$11,454
10/21	$11,433	$12,227	$11,400
11/21	$11,416	$12,263	$11,399
12/21	$11,393	$12,232	$11,376
1/22	$11,288	$11,968	$11,265
2/22	$11,231	$11,835	$11,197
3/22	$11,020	$11,506	$10,978
4/22	$10,899	$11,069	$10,870
5/22	$10,935	$11,141	$10,937
6/22	$10,838	$10,966	$10,856
7/22	$10,943	$11,234	$10,946
8/22	$10,828	$10,917	$10,816
9/22	$10,626	$10,445	$10,616
10/22	$10,604	$10,310	$10,590
11/22	$10,740	$10,689	$10,733
12/22	$10,742	$10,641	$10,745
1/23	$10,900	$10,968	$10,873
2/23	$10,790	$10,684	$10,746
3/23	$10,976	$10,956	$10,937
4/23	$11,026	$11,022	$10,992
5/23	$10,986	$10,902	$10,940
6/23	$10,924	$10,863	$10,875
7/23	$10,976	$10,856	$10,920
8/23	$11,007	$10,786	$10,947
9/23	$10,948	$10,512	$10,906
10/23	$10,957	$10,346	$10,912
11/23	$11,128	$10,815	$11,096
12/23	$11,321	$11,229	$11,271
1/24	$11,377	$11,198	$11,315
2/24	$11,319	$11,040	$11,243
3/24	$11,377	$11,142	$11,293
4/24	$11,297	$10,860	$11,213
5/24	$11,403	$11,044	$11,317
6/24	$11,464	$11,149	$11,393
7/24	$11,644	$11,409	$11,563
8/24	$11,729	$11,573	$11,682
9/24	$11,838	$11,728	$11,789
10/24	$11,733	$11,437	$11,671
11/24	$11,794	$11,558	$11,721
12/24	$11,784	$11,369	$11,712
1/25	$11,848	$11,430	$11,773
2/25	$11,959	$11,681	$11,888
3/25	$11,999	$11,685	$11,946
4/25	$12,086	$11,731	$12,053
5/25	$12,077	$11,647	$12,028
6/25	$12,165	$11,826	$12,124
7/25	$12,180	$11,795	$12,117
8/25	$12,294	$11,936	$12,245
9/25	$12,334	$12,067	$12,281
10/25	$12,373	$12,142	$12,328
11/25	$12,436	$12,217	$12,394
12/25	$12,474	$12,199	$12,422

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Short-Term Bond Fund	5.85%	1.60%	2.24%
Regulatory Benchmark - Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Performance Benchmark - ICE BofA 1-5 Year Corp./Gov. Index	6.06%	1.60%	2.19%

The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

To obtain the most recent month-end returns, please visit https://www.homesteadadvisers.com/homestead-funds/performance-prices/ or call 800.258.3030.

AssetsNet	$ 426,884,568
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 2,573,876
InvestmentCompanyPortfolioTurnover	265.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of December 31, 2025.

  Fund Net Assets$426,884,568
  Total Number of Portfolio Holdings228
  Portfolio Turnover265%
  Management Fees$2,573,876
  Weighted Average Maturity (Years)2.75

Holdings [Text Block]

SECURITY DIVERSIFICATION

Corporate Bonds	38.8%
U.S Government & Agency Obligations	34.5%
Mortgage-Backed Securities	13.0%
Asset-Backed Securities	11.2%
Foreign Government Obligations	0.6%
Money Market FundFootnote Reference*	1.1%
Other Assets less Liabilities	0.8%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Material Fund Change [Text Block]
C000029060
Shareholder Report [Line Items]
Fund Name	Stock Index Fund
Trading Symbol	HSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Stock Index Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Index Fund	$48	0.44%

Stock Index Fund operates as a feeder fund with all of its assets invested in the BlackRock S&P 500 Index Master Portfolio ("Master Portfolio"). The expense table reflects the expenses of both the feeder fund and the Master Portfolio.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Expenses Represent Both Master and Feeder [Text]	Stock Index Fund operates as a feeder fund with all of its assets invested in the BlackRock S&P 500 Index Master Portfolio ("Master Portfolio"). The expense table reflects the expenses of both the feeder fund and the Master Portfolio.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund returned 17.36% for the one-year period ending December 31, 2025, underperforming the U.S. equity market as represented by the Fund’s benchmark, the Standard & Poor’s 500 Index (S&P 500), which returned 17.88%.

United States (U.S.) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (VIX) to multi year highs. U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The Federal Open Market Committee maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September 2025, lowering the target range to 4.00%–4.25%. Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth.

From a Global Industry Classification Standard sector perspective, communication services (33.55%), information technology (24.04%), and industrials (19.42%) were the best performers, whereas real estate (3.46%), consumer staples (3.90%), and consumer discretionary (6.01%) were among the worst performers.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in the Fund and a broad-based securites market index.

Growth of $10,000

	Stock Index Fund	S&P 500 Index
12/15	$10,000	$10,000
1/16	$9,500	$9,504
2/16	$9,487	$9,491
3/16	$10,125	$10,135
4/16	$10,158	$10,174
5/16	$10,336	$10,357
6/16	$10,355	$10,384
7/16	$10,737	$10,766
8/16	$10,743	$10,782
9/16	$10,743	$10,784
10/16	$10,540	$10,587
11/16	$10,928	$10,979
12/16	$11,133	$11,196
1/17	$11,340	$11,408
2/17	$11,787	$11,861
3/17	$11,794	$11,875
4/17	$11,907	$11,997
5/17	$12,068	$12,166
6/17	$12,141	$12,242
7/17	$12,382	$12,494
8/17	$12,415	$12,532
9/17	$12,669	$12,790
10/17	$12,956	$13,089
11/17	$13,350	$13,490
12/17	$13,489	$13,640
1/18	$14,257	$14,421
2/18	$13,725	$13,890
3/18	$13,374	$13,537
4/18	$13,415	$13,589
5/18	$13,731	$13,916
6/18	$13,811	$14,002
7/18	$14,318	$14,523
8/18	$14,779	$14,996
9/18	$14,860	$15,081
10/18	$13,831	$14,050
11/18	$14,102	$14,337
12/18	$12,821	$13,042
1/19	$13,844	$14,087
2/19	$14,284	$14,540
3/19	$14,551	$14,822
4/19	$15,135	$15,422
5/19	$14,167	$14,442
6/19	$15,160	$15,460
7/19	$15,374	$15,682
8/19	$15,119	$15,434
9/19	$15,394	$15,723
10/19	$15,718	$16,063
11/19	$16,282	$16,646
12/19	$16,766	$17,149
1/20	$16,752	$17,142
2/20	$15,364	$15,731
3/20	$13,466	$13,788
4/20	$15,189	$15,555
5/20	$15,904	$16,296
6/20	$16,208	$16,620
7/20	$17,115	$17,558
8/20	$18,338	$18,820
9/20	$17,635	$18,105
10/20	$17,157	$17,623
11/20	$19,027	$19,552
12/20	$19,750	$20,304
1/21	$19,543	$20,099
2/21	$20,077	$20,653
3/21	$20,944	$21,558
4/21	$22,053	$22,708
5/21	$22,195	$22,867
6/21	$22,708	$23,401
7/21	$23,235	$23,956
8/21	$23,934	$24,685
9/21	$22,808	$23,537
10/21	$24,397	$25,186
11/21	$24,219	$25,011
12/21	$25,298	$26,132
1/22	$23,976	$24,780
2/22	$23,249	$24,038
3/22	$24,099	$24,931
4/22	$21,992	$22,757
5/22	$22,021	$22,798
6/22	$20,200	$20,916
7/22	$22,052	$22,845
8/22	$21,141	$21,913
9/22	$19,194	$19,895
10/22	$20,740	$21,506
11/22	$21,885	$22,708
12/22	$20,618	$21,399
1/23	$21,906	$22,744
2/23	$21,365	$22,189
3/23	$22,135	$23,004
4/23	$22,476	$23,363
5/23	$22,565	$23,464
6/23	$24,044	$25,015
7/23	$24,807	$25,818
8/23	$24,407	$25,407
9/23	$23,237	$24,196
10/23	$22,733	$23,687
11/23	$24,807	$25,850
12/23	$25,921	$27,025
1/24	$26,349	$27,479
2/24	$27,746	$28,946
3/24	$28,631	$29,878
4/24	$27,445	$28,657
5/24	$28,797	$30,078
6/24	$29,817	$31,157
7/24	$30,171	$31,537
8/24	$30,885	$32,302
9/24	$31,532	$32,992
10/24	$31,231	$32,692
11/24	$33,051	$34,611
12/24	$32,244	$33,786
1/25	$33,132	$34,727
2/25	$32,684	$34,274
3/25	$30,833	$32,343
4/25	$30,621	$32,124
5/25	$32,532	$34,146
6/25	$34,176	$35,882
7/25	$34,929	$36,687
8/25	$35,621	$37,431
9/25	$36,914	$38,797
10/25	$37,751	$39,706
11/25	$37,834	$39,803
12/25	$37,841	$39,827

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Stock Index Fund	17.36%	13.89%	14.23%
S&P 500 Index	17.88%	14.42%	14.82%

The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

To obtain the most recent month-end returns, please visit https://www.homesteadadvisers.com/homestead-funds/performance-prices/ or call 800.258.3030.

AssetsNet	$ 297,261,589
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 27,398
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of December 31, 2025. Both the number of portfolio holdings and portfolio turnover represent the holdings and portfolio turnover of the Master Portfolio in which the Stock Index Fund is fully invested.

  Fund Net Assets$297,261,589
  Total Number of Portfolio Holdings507
  Portfolio Turnover14%
  Management Fees$27,398

Holdings [Text Block]

SECTOR DIVERSIFICATION

Information Technology	34.0%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Other Sectors	2.5%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.5%)
Total	100.0%

Largest Holdings [Text Block]

TOP 10 HOLDINGS

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%
Total	38.8%

Material Fund Change [Text Block]
C000029061
Shareholder Report [Line Items]
Fund Name	Value Fund
Trading Symbol	HOVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Value Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund returned 14.54% for the one-year period ended December 31, 2025, trailing its performance benchmark, the Russell 1000 Value Index, which returned 15.91%.

Negative stock selection was the key driver of the Fund’s underperformance. Communication services was the weakest sector, largely reflecting our underweight in Alphabet, Inc. (Class C) — the largest holding in the benchmark — which gained on artificial intelligence (AI) momentum. Health care also weighed on results, as an unfavorable regulatory and macro backdrop pressured two of our holdings, Merck & Co., Inc. and Centene Corp.

Offsetting these headwinds, the Fund benefited from strong stock selection in information technology, led by Lam Research Corp. within semiconductor equipment and Oracle Corp. within cloud computing. Both companies advanced amid accelerating AI-related capital expenditure spending. Financials also contributed, with holdings such as Goldman Sachs Group, Inc. supported by a strengthening environment for mergers and acquisitions activity and a steepening yield curve.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.

Growth of $10,000

	Value Fund	Regulatory Benchmark - S&P 500 Index	Performance Benchmark - Russell 1000 Value Index
12/15	$10,000	$10,000	$10,000
1/16	$9,361	$9,504	$9,483
2/16	$9,427	$9,491	$9,481
3/16	$10,058	$10,135	$10,164
4/16	$10,278	$10,174	$10,377
5/16	$10,408	$10,357	$10,539
6/16	$10,399	$10,384	$10,630
7/16	$10,729	$10,766	$10,938
8/16	$10,717	$10,782	$11,023
9/16	$10,736	$10,784	$11,000
10/16	$10,414	$10,587	$10,829
11/16	$11,004	$10,979	$11,448
12/16	$11,226	$11,196	$11,734
1/17	$11,287	$11,408	$11,818
2/17	$11,824	$11,861	$12,242
3/17	$11,739	$11,875	$12,118
4/17	$11,796	$11,997	$12,095
5/17	$11,843	$12,166	$12,083
6/17	$11,974	$12,242	$12,281
7/17	$12,048	$12,494	$12,444
8/17	$12,055	$12,532	$12,299
9/17	$12,698	$12,790	$12,663
10/17	$13,052	$13,089	$12,755
11/17	$13,458	$13,490	$13,146
12/17	$13,715	$13,640	$13,337
1/18	$14,380	$14,421	$13,853
2/18	$13,762	$13,890	$13,192
3/18	$13,394	$13,537	$12,960
4/18	$13,357	$13,589	$13,002
5/18	$13,489	$13,916	$13,080
6/18	$13,417	$14,002	$13,112
7/18	$14,218	$14,523	$13,631
8/18	$14,520	$14,996	$13,832
9/18	$14,685	$15,081	$13,860
10/18	$13,359	$14,050	$13,142
11/18	$13,950	$14,337	$13,534
12/18	$12,842	$13,042	$12,235
1/19	$13,610	$14,087	$13,187
2/19	$14,255	$14,540	$13,608
3/19	$14,384	$14,822	$13,695
4/19	$14,814	$15,422	$14,181
5/19	$13,902	$14,442	$13,269
6/19	$14,918	$15,460	$14,221
7/19	$14,997	$15,682	$14,339
8/19	$14,457	$15,434	$13,918
9/19	$14,874	$15,723	$14,414
10/19	$15,299	$16,063	$14,616
11/19	$15,861	$16,646	$15,068
12/19	$16,399	$17,149	$15,482
1/20	$16,061	$17,142	$15,149
2/20	$14,555	$15,731	$13,682
3/20	$12,476	$13,788	$11,344
4/20	$13,941	$15,555	$12,619
5/20	$14,565	$16,296	$13,051
6/20	$14,509	$16,620	$12,965
7/20	$14,881	$17,558	$13,477
8/20	$15,828	$18,820	$14,035
9/20	$15,374	$18,105	$13,690
10/20	$15,182	$17,623	$13,510
11/20	$17,171	$19,552	$15,327
12/20	$17,646	$20,304	$15,915
1/21	$17,460	$20,099	$15,769
2/21	$18,482	$20,653	$16,722
3/21	$19,423	$21,558	$17,706
4/21	$20,438	$22,708	$18,414
5/21	$20,964	$22,867	$18,844
6/21	$20,684	$23,401	$18,628
7/21	$20,944	$23,956	$18,777
8/21	$21,498	$24,685	$19,150
9/21	$20,340	$23,537	$18,483
10/21	$21,524	$25,186	$19,422
11/21	$20,944	$25,011	$18,737
12/21	$22,071	$26,132	$19,919
1/22	$21,421	$24,780	$19,455
2/22	$21,022	$24,038	$19,229
3/22	$21,384	$24,931	$19,772
4/22	$20,206	$22,757	$18,657
5/22	$20,693	$22,798	$19,020
6/22	$18,957	$20,916	$17,358
7/22	$20,226	$22,845	$18,509
8/22	$19,604	$21,913	$17,957
9/22	$18,058	$19,895	$16,383
10/22	$20,125	$21,506	$18,063
11/22	$21,613	$22,708	$19,191
12/22	$20,856	$21,399	$18,418
1/23	$21,414	$22,744	$19,372
2/23	$20,802	$22,189	$18,689
3/23	$20,603	$23,004	$18,603
4/23	$21,018	$23,363	$18,883
5/23	$20,275	$23,464	$18,155
6/23	$21,582	$25,015	$19,361
7/23	$22,430	$25,818	$20,042
8/23	$21,846	$25,407	$19,501
9/23	$21,277	$24,196	$18,748
10/23	$20,757	$23,687	$18,087
11/23	$22,334	$25,850	$19,451
12/23	$23,538	$27,025	$20,529
1/24	$23,841	$27,479	$20,550
2/24	$25,303	$28,946	$21,308
3/24	$26,442	$29,878	$22,373
4/24	$25,365	$28,657	$21,418
5/24	$25,841	$30,078	$22,097
6/24	$25,864	$31,157	$21,889
7/24	$26,429	$31,537	$23,008
8/24	$27,004	$32,302	$23,625
9/24	$27,303	$32,992	$23,953
10/24	$27,014	$32,692	$23,689
11/24	$28,511	$34,611	$25,202
12/24	$26,907	$33,786	$23,478
1/25	$28,288	$34,727	$24,565
2/25	$28,219	$34,274	$24,665
3/25	$27,223	$32,343	$23,980
4/25	$26,322	$32,124	$23,249
5/25	$27,276	$34,146	$24,065
6/25	$28,657	$35,882	$24,888
7/25	$28,673	$36,687	$25,031
8/25	$29,394	$37,431	$25,829
9/25	$30,066	$38,797	$26,215
10/25	$29,649	$39,706	$26,330
11/25	$30,245	$39,803	$27,030
12/25	$30,820	$39,827	$27,213

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Value Fund	14.54%	11.80%	11.91%
Regulatory Benchmark - S&P 500 Index	17.88%	14.42%	14.82%
Performance Benchmark - Russell 1000 Value Index	15.91%	11.33%	10.53%

The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

To obtain the most recent month-end returns, please visit https://www.homesteadadvisers.com/homestead-funds/performance-prices/ or call 800.258.3030.

AssetsNet	$ 1,072,930,154
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,812,190
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of December 31, 2025.

  Fund Net Assets$1,072,930,154
  Total Number of Portfolio Holdings53
  Portfolio Turnover14%
  Management Fees$4,812,190

Holdings [Text Block]

SECTOR DIVERSIFICATION

Financials	22.3%
Industrials	18.1%
Health Care	15.9%
Communication Services	9.5%
Information Technology	8.8%
Consumer Discretionary	7.1%
Energy	4.8%
Materials	4.3%
Consumer Staples	3.6%
Real Estate	2.2%
Utilities	1.7%
Other Assets less LiabilitiesFootnote Reference*	1.7%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Largest Holdings [Text Block]

TOP 10 HOLDINGS

JPMorgan Chase & Co.	4.9%
Goldman Sachs Group, Inc.	4.1%
Alphabet, Inc., Class C	3.7%
Parker-Hannifin Corp.	3.4%
AbbVie, Inc.	3.3%
Lam Research Corp.	3.3%
Citigroup, Inc.	3.0%
Bank of America Corp.	2.9%
Meta Platforms, Inc., Class A	2.9%
Abbott Laboratories	2.7%
Total	34.2%

Material Fund Change [Text Block]
C000029064
Shareholder Report [Line Items]
Fund Name	Growth Fund
Trading Symbol	HNASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund returned 17.09% for the one-year period ended December 31, 2025, trailing its benchmark, the Russell 1000 Growth Index, which returned 18.56%.

Stock selection in the health care sector detracted from relative performance. Shares of UnitedHealth Group Inc. traded lower in response to multiple negative developments throughout the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance, and an announcement that its chief executive officer would be stepping down.

The financials sector detracted due to an overweight allocation and unfavorable stock selection. Shares of Fiserve, Inc. fell on weaker-than-expected earnings that revealed compressing margins and slowing payment volume growth for Clover.

The consumer discretionary sector detracted from relative performance due to unfavorable stock selection. Shares of Chipotle Mexican Grill, Inc. sold off in the second half of the period.

In contrast, the communication services sector was the primary contributor to relative results, due to favorable stock picks.

A lack of exposure to consumer staples sector aided relative results. The segment underperformed the broader market due to several headwinds, including concerns around margin pressures and weakening consumer demand trends amid elevated economic uncertainty, global trade tensions, and supply chain disruptions.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.

Growth of $10,000

	Growth Fund	Regulatory Benchmark - S&P 500 Index	Performance Benchmark - Russell 1000 Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,013	$9,504	$9,442
2/16	$8,900	$9,491	$9,438
3/16	$9,350	$10,135	$10,074
4/16	$9,413	$10,174	$9,982
5/16	$9,613	$10,357	$10,176
6/16	$9,349	$10,384	$10,136
7/16	$9,982	$10,766	$10,615
8/16	$9,944	$10,782	$10,562
9/16	$10,083	$10,784	$10,600
10/16	$9,994	$10,587	$10,351
11/16	$10,209	$10,979	$10,577
12/16	$10,254	$11,196	$10,708
1/17	$10,787	$11,408	$11,068
2/17	$11,181	$11,861	$11,528
3/17	$11,346	$11,875	$11,662
4/17	$11,791	$11,997	$11,928
5/17	$12,223	$12,166	$12,238
6/17	$12,265	$12,242	$12,206
7/17	$12,803	$12,494	$12,531
8/17	$13,034	$12,532	$12,760
9/17	$13,162	$12,790	$12,926
10/17	$13,803	$13,089	$13,427
11/17	$14,136	$13,490	$13,835
12/17	$14,117	$13,640	$13,943
1/18	$15,575	$14,421	$14,930
2/18	$15,357	$13,890	$14,539
3/18	$14,812	$13,537	$14,140
4/18	$15,112	$13,589	$14,189
5/18	$15,630	$13,916	$14,811
6/18	$15,813	$14,002	$14,954
7/18	$16,143	$14,523	$15,393
8/18	$16,775	$14,996	$16,235
9/18	$16,858	$15,081	$16,325
10/18	$15,539	$14,050	$14,865
11/18	$15,951	$14,337	$15,023
12/18	$14,676	$13,042	$13,732
1/19	$16,238	$14,087	$14,966
2/19	$16,663	$14,540	$15,501
3/19	$16,829	$14,822	$15,943
4/19	$17,390	$15,422	$16,663
5/19	$16,344	$14,442	$15,610
6/19	$17,337	$15,460	$16,682
7/19	$17,612	$15,682	$17,059
8/19	$17,245	$15,434	$16,928
9/19	$17,123	$15,723	$16,930
10/19	$17,536	$16,063	$17,408
11/19	$18,438	$16,646	$18,180
12/19	$18,839	$17,149	$18,729
1/20	$19,255	$17,142	$19,147
2/20	$18,071	$15,731	$17,843
3/20	$16,216	$13,788	$16,088
4/20	$18,807	$15,555	$18,468
5/20	$20,102	$16,296	$19,708
6/20	$20,937	$16,620	$20,567
7/20	$22,407	$17,558	$22,149
8/20	$24,475	$18,820	$24,434
9/20	$23,296	$18,105	$23,285
10/20	$22,860	$17,623	$22,494
11/20	$25,202	$19,552	$24,797
12/20	$26,120	$20,304	$25,938
1/21	$25,885	$20,099	$25,746
2/21	$26,522	$20,653	$25,740
3/21	$26,573	$21,558	$26,182
4/21	$28,537	$22,708	$27,963
5/21	$28,067	$22,867	$27,577
6/21	$29,508	$23,401	$29,307
7/21	$30,206	$23,956	$30,273
8/21	$30,904	$24,685	$31,404
9/21	$29,287	$23,537	$29,646
10/21	$30,990	$25,186	$32,213
11/21	$29,951	$25,011	$32,410
12/21	$30,594	$26,132	$33,096
1/22	$27,748	$24,780	$30,255
2/22	$26,554	$24,038	$28,970
3/22	$27,123	$24,931	$30,103
4/22	$23,469	$22,757	$26,468
5/22	$22,698	$22,798	$25,853
6/22	$20,987	$20,916	$23,805
7/22	$23,454	$22,845	$26,662
8/22	$22,296	$21,913	$25,420
9/22	$20,247	$19,895	$22,949
10/22	$21,348	$21,506	$24,290
11/22	$22,088	$22,708	$25,397
12/22	$20,360	$21,399	$23,453
1/23	$22,122	$22,744	$25,407
2/23	$21,652	$22,189	$25,106
3/23	$23,335	$23,004	$26,822
4/23	$23,981	$23,363	$27,086
5/23	$25,254	$23,464	$28,321
6/23	$26,761	$25,015	$30,258
7/23	$27,720	$25,818	$31,277
8/23	$27,662	$25,407	$30,996
9/23	$26,272	$24,196	$29,310
10/23	$26,311	$23,687	$28,893
11/23	$28,875	$25,850	$32,043
12/23	$30,094	$27,025	$33,462
1/24	$31,319	$27,479	$34,296
2/24	$33,368	$28,946	$36,636
3/24	$34,132	$29,878	$37,281
4/24	$32,685	$28,657	$35,700
5/24	$34,453	$30,078	$37,837
6/24	$36,646	$31,157	$40,388
7/24	$36,099	$31,537	$39,701
8/24	$36,951	$32,302	$40,528
9/24	$37,559	$32,992	$41,677
10/24	$37,559	$32,692	$41,539
11/24	$40,054	$34,611	$44,233
12/24	$39,392	$33,786	$44,623
1/25	$40,565	$34,727	$45,506
2/25	$39,477	$34,274	$43,871
3/25	$36,321	$32,343	$40,175
4/25	$36,982	$32,124	$40,887
5/25	$40,074	$34,146	$44,505
6/25	$42,589	$35,882	$47,342
7/25	$43,504	$36,687	$49,129
8/25	$44,114	$37,431	$49,679
9/25	$45,443	$38,797	$52,318
10/25	$47,316	$39,706	$54,218
11/25	$46,336	$39,803	$53,236
12/25	$46,125	$39,827	$52,906

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Growth Fund	17.09%	12.05%	16.52%
Regulatory Benchmark - S&P 500 Index	17.88%	14.42%	14.82%
Performance Benchmark - Russell 1000 Growth Index	18.56%	15.32%	18.13%

The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

To obtain the most recent month-end returns, please visit https://www.homesteadadvisers.com/homestead-funds/performance-prices/ or call 800.258.3030.

AssetsNet	$ 442,785,908
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,586,620
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of December 31, 2025.

  Fund Net Assets$442,785,908
  Total Number of Portfolio Holdings48
  Portfolio Turnover35%
  Management Fees$2,586,620

Holdings [Text Block]

SECTOR DIVERSIFICATION

Information Technology	52.4%
Communication Services	12.9%
Financials	10.8%
Health Care	10.7%
Consumer Discretionary	9.1%
Industrials	3.3%
Other Assets less LiabilitiesFootnote Reference*	0.8%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Largest Holdings [Text Block]

TOP 10 HOLDINGS

Microsoft Corp.	11.8%
NVIDIA Corp.	10.8%
Alphabet, Inc., Class A	7.7%
Apple, Inc.	7.2%
Broadcom, Inc.	5.0%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., Class A	4.0%
Mastercard, Inc., Class A	3.3%
Visa, Inc., Class A	2.8%
Intuit, Inc.	2.7%
Total	59.8%

Material Fund Change [Text Block]
C000029063
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Trading Symbol	HISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$129	1.16%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund returned 22.21% for the one-year period ending December 31, 2025, trailing its benchmark, the MSCI EAFE Index, which returned 31.22%.

Shares of lower-quality companies significantly outperformed the broad market during the period. The portfolio’s overweight in stocks of high-quality companies (and underweight in the lower-quality cohort) thus hurt relative returns. By sector, poor stock selection in materials, industrials, and health care hurt relative performance. The portfolio’s overweight in this health care also detracted from returns. In industrials, Swedish multinationals Atlas Copco AB and Alfa Laval AB, along with France’s Schneider Electric SE detracted from performance, with growth that has wobbled amid uncertainty for capital investment outside of artificial intelligence (AI). Health care stocks faced headwinds from a more hostile political and regulatory environment and valuation compression for faster-growing equipment and services companies such as Sysmex Corp.

Positive stock selection in information technology and our underweight in consumer discretionary boosted relative returns. Information technology performance was led by Samsung Electronics Co., Ltd., whose shares surged on recovering memory chip prices and the announcement that it qualified to supply high-bandwidth memory to NVIDIA for its AI chips.

Viewed by geography, lagging holdings in Japan and Canada detracted from performance. Japan was the biggest detractors for the year due to the drag from more richly priced, higher-quality companies including Keyence Corp. and Unicharm Corp. Good stock selection in Pacific ex Japan and the portfolio’s modest off-benchmark investments in Emerging Markets contributed to performance.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in the Fund and a broad-based securites market index.

Growth of $10,000

	International Equity Fund	MSCI EAFE Index
12/15	$10,000	$10,000
1/16	$9,472	$9,277
2/16	$9,332	$9,107
3/16	$9,969	$9,699
4/16	$10,140	$9,980
5/16	$10,217	$9,890
6/16	$10,311	$9,558
7/16	$10,761	$10,042
8/16	$10,714	$10,049
9/16	$10,963	$10,173
10/16	$10,621	$9,965
11/16	$10,295	$9,766
12/16	$10,485	$10,100
1/17	$10,987	$10,393
2/17	$11,097	$10,542
3/17	$11,488	$10,832
4/17	$11,802	$11,107
5/17	$12,319	$11,515
6/17	$12,228	$11,495
7/17	$12,510	$11,826
8/17	$12,495	$11,822
9/17	$12,887	$12,116
10/17	$13,138	$12,300
11/17	$13,310	$12,429
12/17	$13,433	$12,628
1/18	$14,098	$13,262
2/18	$13,513	$12,663
3/18	$13,608	$12,435
4/18	$13,718	$12,719
5/18	$13,718	$12,433
6/18	$13,544	$12,281
7/18	$14,003	$12,584
8/18	$13,892	$12,341
9/18	$13,861	$12,448
10/18	$12,437	$11,457
11/18	$12,405	$11,442
12/18	$11,722	$10,887
1/19	$12,495	$11,602
2/19	$12,914	$11,898
3/19	$13,059	$11,973
4/19	$13,574	$12,310
5/19	$12,946	$11,719
6/19	$13,767	$12,414
7/19	$13,445	$12,256
8/19	$13,107	$11,939
9/19	$13,429	$12,281
10/19	$13,896	$12,722
11/19	$14,106	$12,866
12/19	$14,633	$13,284
1/20	$14,324	$13,006
2/20	$13,461	$11,831
3/20	$11,947	$10,252
4/20	$12,712	$10,914
5/20	$13,640	$11,389
6/20	$14,391	$11,777
7/20	$15,157	$12,051
8/20	$15,580	$12,671
9/20	$15,531	$12,342
10/20	$14,765	$11,849
11/20	$16,705	$13,686
12/20	$17,756	$14,322
1/21	$17,477	$14,169
2/21	$17,723	$14,487
3/21	$17,821	$14,820
4/21	$18,329	$15,266
5/21	$18,869	$15,764
6/21	$18,845	$15,587
7/21	$19,369	$15,704
8/21	$19,713	$15,981
9/21	$18,730	$15,517
10/21	$19,582	$15,899
11/21	$18,845	$15,159
12/21	$19,725	$15,935
1/22	$18,407	$15,165
2/22	$17,636	$14,897
3/22	$17,859	$14,993
4/22	$16,438	$14,023
5/22	$16,420	$14,128
6/22	$15,030	$12,817
7/22	$16,016	$13,456
8/22	$14,874	$12,817
9/22	$13,750	$11,618
10/22	$14,252	$12,242
11/22	$16,448	$13,621
12/22	$15,951	$13,632
1/23	$17,338	$14,736
2/23	$16,780	$14,429
3/23	$17,302	$14,786
4/23	$17,698	$15,204
5/23	$17,014	$14,560
6/23	$17,708	$15,223
7/23	$18,052	$15,715
8/23	$17,018	$15,113
9/23	$16,365	$14,597
10/23	$15,857	$14,005
11/23	$17,490	$15,305
12/23	$18,475	$16,118
1/24	$17,826	$16,211
2/24	$18,379	$16,508
3/24	$18,703	$17,051
4/24	$18,074	$16,614
5/24	$18,989	$17,258
6/24	$18,633	$16,979
7/24	$19,228	$17,477
8/24	$20,111	$18,046
9/24	$20,437	$18,212
10/24	$19,305	$17,222
11/24	$19,151	$17,124
12/24	$18,662	$16,735
1/25	$19,367	$17,614
2/25	$20,032	$17,956
3/25	$19,935	$17,883
4/25	$20,542	$18,702
5/25	$21,090	$19,558
6/25	$21,366	$19,989
7/25	$20,875	$19,708
8/25	$21,405	$20,549
9/25	$21,916	$20,942
10/25	$22,034	$21,188
11/25	$22,309	$21,320
12/25	$22,807	$21,959

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
International Equity Fund	22.21%	5.13%	8.59%
MSCI EAFE Index	31.22%	8.92%	8.18%

The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

To obtain the most recent month-end returns, please visit https://www.homesteadadvisers.com/homestead-funds/performance-prices/ or call 800.258.3030.

AssetsNet	$ 101,077,125
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 711,949
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of December 31, 2025.

  Fund Net Assets$101,077,125
  Total Number of Portfolio Holdings51
  Portfolio Turnover27%
  Management Fees$711,949

Holdings [Text Block]

COUNTRY DIVERSIFICATION

Japan	17.4%
Britain	13.4%
Sweden	9.4%
France	8.1%
Switzerland	7.0%
Canada	5.7%
Netherlands	5.5%
Singapore	5.0%
Hong Kong	4.9%
Other Countries	20.8%
Other Assets less LiabilitiesFootnote Reference*	2.8%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Largest Holdings [Text Block]

TOP 10 HOLDINGS

DBS Group Holdings Ltd.	4.0%
ASML Holding NV	3.9%
AIA Group Ltd.	3.7%
Shell PLC	3.7%
Allianz SE, Registered Shares	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.5%
Banco Bilbao Vizcaya Argentaria SA	3.1%
Chugai Pharmaceutical Co. Ltd.	3.0%
Roche Holding AG	2.9%
Sony Group Corp.	2.9%
Total	34.2%

Material Fund Change [Text Block]
C000029062
Shareholder Report [Line Items]
Fund Name	Small-Company Stock Fund
Trading Symbol	HSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small-Company Stock Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Company Stock Fund	$109	1.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The Fund returned 0.56% for the one-year period ended December 31, 2025, trailing its performance benchmark, the Russell 2000 Index, which returned 12.81%.

Negative stock selection was the key driver of the Fund’s underperformance, particularly within the healthcare sector. The overweight to value-oriented companies like Integer Holdings Corp., Lantheus Holdings, Inc., and Enovis Corp. negatively impacted performance. An underweight to the higher growth biotechnology segment also led to underperformance within the sector. Additional detractors included Descartes Systems Group, Inc. and Avient Corp.

Sector allocation overall was a positive contributor to Fund performance, with an overweight in industrials, one of the year’s top-performing sectors, offsetting an overweight position in the energy sector early in the year which detracted from performance. The top performers were Advanced Energy Industrials, Inc. and Comfort Systems USA, Inc., both of which benefited from artificial intelligence momentum.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The following graph compares the account values at December 31 of each of the most recent 10 years of a $10,000 initial investment in 1) the Fund, 2) a regulatory benchmark, and 3) a performance benchmark.

Growth of $10,000

	Small-Company Stock Fund	Regulatory Benchmark - S&P 500 Index	Performance Benchmark - Russell 2000 Index
12/15	$10,000	$10,000	$10,000
1/16	$9,399	$9,504	$9,121
2/16	$9,368	$9,491	$9,120
3/16	$10,042	$10,135	$9,848
4/16	$10,262	$10,174	$10,003
5/16	$10,384	$10,357	$10,228
6/16	$10,327	$10,384	$10,222
7/16	$10,717	$10,766	$10,832
8/16	$10,480	$10,782	$11,023
9/16	$10,384	$10,784	$11,146
10/16	$10,144	$10,587	$10,616
11/16	$11,312	$10,979	$11,800
12/16	$11,885	$11,196	$12,131
1/17	$11,810	$11,408	$12,179
2/17	$11,945	$11,861	$12,414
3/17	$11,830	$11,875	$12,430
4/17	$12,223	$11,997	$12,566
5/17	$11,813	$12,166	$12,311
6/17	$12,032	$12,242	$12,736
7/17	$11,983	$12,494	$12,831
8/17	$11,801	$12,532	$12,668
9/17	$12,731	$12,790	$13,458
10/17	$12,876	$13,089	$13,573
11/17	$13,396	$13,490	$13,964
12/17	$13,310	$13,640	$13,908
1/18	$13,609	$14,421	$14,271
2/18	$12,858	$13,890	$13,718
3/18	$12,999	$13,537	$13,896
4/18	$12,818	$13,589	$14,016
5/18	$13,006	$13,916	$14,867
6/18	$13,080	$14,002	$14,973
7/18	$13,156	$14,523	$15,234
8/18	$13,403	$14,996	$15,891
9/18	$13,010	$15,081	$15,509
10/18	$11,390	$14,050	$13,824
11/18	$11,363	$14,337	$14,044
12/18	$9,826	$13,042	$12,376
1/19	$10,914	$14,087	$13,768
2/19	$11,467	$14,540	$14,484
3/19	$11,075	$14,822	$14,181
4/19	$11,671	$15,422	$14,662
5/19	$10,814	$14,442	$13,522
6/19	$11,796	$15,460	$14,478
7/19	$11,604	$15,682	$14,561
8/19	$10,950	$15,434	$13,842
9/19	$11,307	$15,723	$14,130
10/19	$11,477	$16,063	$14,502
11/19	$11,830	$16,646	$15,099
12/19	$12,003	$17,149	$15,535
1/20	$11,784	$17,142	$15,037
2/20	$11,061	$15,731	$13,771
3/20	$9,196	$13,788	$10,779
4/20	$10,188	$15,555	$12,259
5/20	$10,979	$16,296	$13,057
6/20	$11,075	$16,620	$13,519
7/20	$11,766	$17,558	$13,893
8/20	$12,424	$18,820	$14,676
9/20	$11,993	$18,105	$14,185
10/20	$11,946	$17,623	$14,482
11/20	$13,569	$19,552	$17,152
12/20	$14,654	$20,304	$18,636
1/21	$14,943	$20,099	$19,573
2/21	$15,987	$20,653	$20,793
3/21	$16,550	$21,558	$21,002
4/21	$17,268	$22,708	$21,443
5/21	$17,336	$22,867	$21,487
6/21	$17,440	$23,401	$21,904
7/21	$17,286	$23,956	$21,113
8/21	$17,392	$24,685	$21,585
9/21	$16,672	$23,537	$20,949
10/21	$17,466	$25,186	$21,840
11/21	$16,836	$25,011	$20,930
12/21	$17,685	$26,132	$21,397
1/22	$16,416	$24,780	$19,337
2/22	$16,601	$24,038	$19,544
3/22	$16,490	$24,931	$19,787
4/22	$14,951	$22,757	$17,826
5/22	$15,240	$22,798	$17,853
6/22	$14,138	$20,916	$16,385
7/22	$15,621	$22,845	$18,095
8/22	$14,739	$21,913	$17,725
9/22	$13,375	$19,895	$16,026
10/22	$15,014	$21,506	$17,790
11/22	$15,703	$22,708	$18,206
12/22	$14,695	$21,399	$17,024
1/23	$16,191	$22,744	$18,684
2/23	$16,010	$22,189	$18,368
3/23	$15,420	$23,004	$17,491
4/23	$15,064	$23,363	$17,176
5/23	$14,404	$23,464	$17,017
6/23	$16,155	$25,015	$18,401
7/23	$16,873	$25,818	$19,526
8/23	$16,208	$25,407	$18,549
9/23	$15,196	$24,196	$17,457
10/23	$14,342	$23,687	$16,267
11/23	$15,307	$25,850	$17,739
12/23	$17,206	$27,025	$19,906
1/24	$16,641	$27,479	$19,132
2/24	$17,725	$28,946	$20,214
3/24	$18,479	$29,878	$20,938
4/24	$17,260	$28,657	$19,464
5/24	$17,792	$30,078	$20,440
6/24	$17,462	$31,157	$20,251
7/24	$18,890	$31,537	$22,309
8/24	$18,247	$32,302	$21,976
9/24	$18,179	$32,992	$22,129
10/24	$18,342	$32,692	$21,810
11/24	$20,136	$34,611	$24,202
12/24	$18,672	$33,786	$22,203
1/25	$19,062	$34,727	$22,785
2/25	$17,751	$34,274	$21,567
3/25	$16,425	$32,343	$20,099
4/25	$16,050	$32,124	$19,634
5/25	$16,829	$34,146	$20,683
6/25	$17,510	$35,882	$21,807
7/25	$17,828	$36,687	$22,185
8/25	$18,665	$37,431	$23,770
9/25	$18,506	$38,797	$24,510
10/25	$18,254	$39,706	$24,953
11/25	$18,788	$39,803	$25,193
12/25	$18,777	$39,827	$25,047

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Small-Company Stock Fund	0.56%	5.08%	6.50%
Regulatory Benchmark - S&P 500 Index	17.88%	14.42%	14.82%
Performance Benchmark - Russell 2000 Index	12.81%	6.09%	9.62%

The returns reflected in the above table and chart represent past performance, which is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

To obtain the most recent month-end returns, please visit https://www.homesteadadvisers.com/homestead-funds/performance-prices/ or call 800.258.3030.

AssetsNet	$ 204,170,607
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,794,701
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of December 31, 2025.

  Fund Net Assets$204,170,607
  Total Number of Portfolio Holdings57
  Portfolio Turnover37%
  Management Fees$1,794,701

Holdings [Text Block]

SECTOR DIVERSIFICATION

Industrials	27.1%
Financials	19.1%
Health Care	16.9%
Information Technology	14.0%
Consumer Discretionary	12.0%
Materials	2.8%
Energy	2.7%
Real Estate	2.5%
Communication Services	0.4%
Other Assets less LiabilitiesFootnote Reference*	2.5%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

Largest Holdings [Text Block]

TOP 10 HOLDINGS

Gildan Activewear, Inc.	3.6%
Applied Industrial Technologies, Inc.	3.4%
Advanced Energy Industries, Inc.	3.4%
Globus Medical, Inc., Class A	3.3%
Federal Signal Corp.	3.1%
Kinsale Capital Group, Inc.	3.1%
Descartes Systems Group, Inc.	3.0%
Plexus Corp.	2.9%
Esab Corp.	2.7%
FB Financial Corp.	2.7%
Total	31.2%

Material Fund Change [Text Block]